Stock-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
12. Stock-Based Compensation
Stock Option and Incentive Plan
The Company grants stock-based awards under the Amended and Restated Dianthus Therapeutics, Inc. Stock Option and Incentive Plan (the “Incentive Plan”), which originally became effective on June 19, 2018 as the Magenta Therapeutics, Inc. 2018 Stock Option and Incentive Plan and was amended and restated in September 2023 and renamed the Amended and Restated Dianthus Therapeutics, Inc. Stock Option and Incentive Plan. The Incentive Plan provides for the grant of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock awards, restricted stock units, unrestricted stock awards, cash-based awards, and dividend equivalent rights. In connection with the Reverse Merger, the Incentive Plan also provided for the assumption of shares remaining available for delivery under the 2019 Stock Plan (as defined below), and such shares will be available for the granting of awards under the Incentive Plan in accordance with applicable stock exchange requirements. The Company also has outstanding stock options under the Magenta Therapeutics, Inc. 2016 Stock Option and Grant Plan, as amended (the “2016 Plan”), but is no longer granting awards under the 2016 Plan.
As of December 31, 2023, the total number of shares reserved under the Incentive Plan was equal to 2,529,070 shares of the Company’s common stock, of which 879,461 shares of the Company’s common stock was available for future issuance. The Incentive Plan provides that the number of shares reserved under the Incentive Plan will automatically increase each January 1 beginning with January 1, 2024 by 4% of the outstanding number of shares of the Company’s common stock on the immediately preceding December 31 or such lesser number of shares as determined by the Company’s board of directors or compensation committee of the board of directors. This number is subject to adjustment in the event of a stock split, stock dividend or other change in capitalization. Shares of common stock underlying any awards under the Incentive Plan and the 2016 Plan that are forfeited, cancelled, held back upon exercise or settlement of an award to satisfy the exercise price or tax withholding, reacquired by the Company prior to vesting, satisfied without any issuance of stock, expire or are otherwise terminated (other than by exercise) will be available for future awards under the Incentive Plan.
The Incentive Plan is administered by either the board of directors or the compensation committee of the board of directors. The exercise prices, vesting and other restrictions are determined at the discretion of the administrator, except that the term of stock options and stock appreciation rights may not be greater than ten years (or five years for certain incentive stock options). Awards typically vest over 12 months to four years. The exercise price for stock options granted may not be less than the fair value of common stock as of the date of grant (or 110% of the fair value of common stock for certain incentive stock options). The fair value of common stock is based on quoted market prices.
2019 Stock Plan
In July 2019, Former Dianthus’ Board of Directors adopted, and the Former Dianthus’ stockholders approved, the Dianthus Therapeutics, Inc. 2019 Stock Plan (the “2019 Stock Plan”). In connection with the Reverse Merger, the Company assumed options to purchase shares of Former Dianthus’s common stock that were outstanding under the 2019 Stock Plan immediately prior to the Reverse Merger and such options were converted into options to purchase 1,273,454 shares of Company’s common stock (the “Assumed Options”). No further awards will be made under the 2019 Stock Plan; however, the Assumed Options will remain outstanding under the 2019 Stock Plan in accordance with their terms, as adjusted to reflect the Reverse Merger.
2019 Employee Stock Purchase Plan
Employees may elect to participate in the Dianthus Therapeutics, Inc. 2019 Employee Stock Purchase Plan (the “ESPP”). The purchase price of common stock under the ESPP is equal to 85% of the lower of the fair market value of the common stock on the offering date or the exercise date. The six-month
offering periods previously began in December and June of each year. Offerings under the ESPP were suspended in May 2023. During the year ended December 31, 2023, there were no shares of common stock purchased under the ESPP. During the year ended December 31, 2022, 7,501 shares of common stock were purchased under the ESPP at a purchase price per share of $15.36. As of December 31, 2023, 37,078 shares remained available for issuance under the ESPP.
The ESPP provides that the number of shares reserved and available for issuance under the ESPP will automatically increase each January 1 through January 1, 2029, by the lesser of (i) 1% of the number of shares issued and outstanding on the immediately preceding December 31, (ii) 62,500 shares and (iii) such number of shares as determined by the Company’s board of directors or its appointed administrator.
Stock Options
The following table summarizes stock option activity for the year ended December 31, 2023:

	Number of stock options outstanding	Weighted average exercise price per share	Weighted average remaining contractual term	Aggregate intrinsic value
			(in years)
Balance at January 1, 2023	529,773	$94.59	8.2	$—
Assumption of options in connection with the Reverse Merger	1,273,454	7.95		177
Options granted, fair value of $10.30 per share	610,641	12.09		159
Options exercised	(2,798)	1.66		46
Options forfeited	(661,595)	74.14		456

Balance at December 31, 2023	1,749,475	$10.61	8.4	$3,181

Exercisable options at December 31, 2023	650,557	$11.74	7.7	$1,506
Unvested options at December 31, 2023	1,098,918	$9.95	8.8	$1,675
The aggregate intrinsic value of options is calculated as the difference between the exercise price of the options and the fair value of the common stock for those options that had exercise prices lower than the fair value of the common stock.
The weighted average grant-date fair value per share of stock options granted during the year ended December 31, 2023 was $10.30 per share.
The table below summarizes the assumptions used to determine the grant-date fair value of stock options issued, presented on a weighted average basis during the years ended December 31, 2023 and 2022:

	December 31,
	2023	2022
Risk-free interest rate	4.0%	2.5%
Expected term (in years)	6.0	5.9
Expected volatility	87.5%	81.2%
Expected dividend yield	0.0%	0.0%
Restricted Stock Units
The following table summarizes restricted stock unit activity for the year ended December 31, 2023:

	Number of units outstanding	Weighted average grant date fair value per share
Balance at January 1, 2023	16,084	$70.09
Restricted stock units granted	7,696	8.80
Restricted stock units vested	(6,495)	68.96
Restricted stock units forfeited	(17,285)	43.22

Balance at December 31, 2023	—	$—

Restricted Stock
In April 2020, Former Dianthus executed a restricted stock award agreement with a consultant to purchase 3,052 shares of common stock at an exercise price of $0.14 per share. The restricted stock award vested over a four-year requisite service period, with 25% vesting on the first anniversary of the vesting commencement date and 2.0833% per month thereafter. The agreement contained restrictions on the ability to sell, assign or pledge the shares awarded. The restricted stock agreement contained a right of repurchase whereby, at the election of the Company, the Company may purchase back all unvested stock should the relationship between the recipient and the Company cease. The fair value of the restricted stock award on the date of the award was $0.14 per share.
Former Dianthus has not issued any restricted stock since April 2020. As of December 31, 2023, the restricted stock award was fully vested.
Stock Warrants
In April 2021, Former Dianthus issued 4,677 warrants for the purchase of common stock at an exercise price of $1.65 per share. The warrants vested on July 30, 2023 and have a grant date fair value of $1.16 per warrant. Former Dianthus has not issued any warrants since April 2021. As of December 31, 2023, the warrants have a weighted average remaining contractual term of 7.3 years.
Stock-based Compensation Expense
The following table provides a summary of stock-based compensation expense related to stock options, restricted stock units, restricted stock, and warrants:

	Year Ended December 31,
	2023	2022
Research and development	$897	$416
General and administrative	2,003	1,102

Total stock-based compensation expense	$2,900	$1,518

As of December 31, 2023, there was $7.9 million of total unrecognized compensation cost related to granted stock options. The Company expects to recognize that cost over a remaining weighted-average period of 2.6 years.